Contingent liabilities/assets	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Contingent liabilities/assets	38. Contingent liabilities/assets

Significant accounting judgements and estimates
Contingent liabilities are possible obligations arising from past events and whose existence will be confirmed by the occurrence or non-
occurrence of uncertain future events that are not wholly within the control of the Group. Contingent liabilities also include present obligations arising from past events that are not recognised because either, it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or the amount of the obligation cannot be determined with sufficient reliability.
Contingent assets are possible assets whose existence will be confirmed by the occurrence or non-occurrence of uncertain future events that are not wholly within the control of the entity. Contingent assets are not recognised, but they are disclosed when it is more likely than not that an inflow of benefits will occur. However, when the inflow of benefits is virtually certain, an asset is recognised in the statement of financial position.
The assessment of facts and circumstances relating to contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events.

Notice from Appian Capital to commence legal proceedings
On 26 October 2021, Sibanye-Stillwater entered into share purchase agreements (the Atlantic Nickel SPA and the MVV SPA, respectively
(together, the SPAs)) to acquire the Santa Rita nickel mine and Serrote copper mine (together, the Assets) from affiliates of Appian Capital
Advisory LLP (Appian). On 9 November 2021, a geotechnical event occurred at the Santa Rita Mine. After becoming aware of the geotechnical event, Sibanye-Stillwater assessed the event and its effect and concluded that the event was and was reasonably expected to be material and adverse to the business, financial condition, results of operations, the properties, assets, liabilities or operations of the
Santa Rita Mine. Sibanye-Stillwater therefore considered that a condition to closing under the Atlantic Nickel SPA – namely, that no material adverse effect had occurred since the date of the SPA – had not been satisfied. Accordingly, Sibanye-Stillwater gave notice of termination of the Atlantic Nickel SPA on 24 January 2022. As the MVV SPA was conditional on the closing of the Atlantic Nickel SPA, Sibanye-Stillwater also gave notice of termination of the MVV SPA on the same day.
On 3 February 2022, Appian sent a letter to Sibanye-Stillwater indicating that it was terminating the SPAs by reason of Sibanye-Stillwater’s wrongful repudiation and/or renunciation of the SPAs. On 16 February 2022, Appian served a claim notice to Sibanye-Stillwater, and, on 27
May 2022, it initiated legal proceedings before the High Court of England and Wales (the Court).
The first phase of the proceedings related to whether the geotechnical event was, or could reasonably be expected to be, material and adverse (the Liability Trial). In a judgment handed down on 10 October 2024, the Court ruled that the geotechnical event was not, and was not reasonably expected to be, material and adverse, such that Sibanye-Stillwater was not entitled to terminate the SPAs. However, the
Court dismissed Appian's claim of wilful misconduct, ruling that the management of Sibanye-Stillwater genuinely believed that it was entitled to terminate the SPAs in what they perceived as the best interests of Sibanye-Stillwater.
The second phase of the proceedings is scheduled to proceed to a trial in November 2025 (the Quantum Trial), at which the Court will determine the damages (if any) that Sibanye-Stillwater may be required to pay to Appian. The parties disagree as to how Appian's recoverable losses should be calculated. The basis for calculating damages will largely depend on the Court's view as to the appropriate date on which to value the Assets and the correct basis on which to calculate interest. The appropriate date for valuing the Assets will depend on the Court's view as to whether and, if so, when Appian could have sold the Assets at a fair price to an alternative buyer. That valuation date will, in turn, inform the appropriate basis for valuing the Assets. This is a matter for expert evidence, the process for which is ongoing at the reporting date. However, relevant factors for valuing the Assets are likely to include whether, and to what extent, various offers received by Appian for the Assets (including, in respect of MVV, the sale completed between Appian and Baiyin in April 2025), and other factors such as commodity price volatility, should be taken into account. The appropriate basis on which to calculate interest will depend on the Court's view as to the principal amount on which Appian may claim interest, and the appropriate interest rate to be applied. This will also be the subject of expert evidence.
Based on the parties' current expert evidence, and depending on the valuation methodology adopted, Appian's recoverable loss
(including interest) may be between US$nil and US$721 million. This has increased from US$522 million primarily due to recalculation of
Appian's interest claim up to the date of the Quantum Trial in November 2025, where previously it was calculated to the date of the Liability
Trial in July 2024. This is subject to any amendments to the parties' pleadings between the reporting date and the Quantum Trial, as well as further evidence, including expert valuation reports, to be exchanged between the parties ahead of the Quantum Trial.
It is not possible to assign probabilities to the possible loss scenarios as at the reporting date and there is currently no single most likely outcome. Since the range of potential outcomes is wide and the actual outcome can be materially different to any current estimate, management concluded that the potential obligation, if any, cannot be reliably measured at the reporting date. Judgment on the
Quantum Trial is expected to follow in Q1 2026.